Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP, Nonconsolidated, Master Trust - Common Stock - EBP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	2,400,000	2,800,000
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 3,300,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 1,200,000